Financial instruments and financial risk management (Tables)	12 Months Ended
Jun. 30, 2026
Financial instruments and financial risk management
Summary of carrying amounts of financial instruments

	Year ended June 30, 2025
		Categories	Category in		Fair value
	Carrying	outside of	accordance	Fair	hierarchy
(in € thousands)	amount	IFRS 9	with IFRS 9	value	level
Financial assets
Non-current financial assets
Non-current deposits	5,186	—	Amortized cost	—	—
Current financial assets
Trade and other receivables	96,676	—	Amortized cost	—	—
Cash and cash equivalents	603,593	—	Amortized cost	—	—
Other assets	134,766	92,880
thereof deposits	28	—	Amortized cost	—	—
thereof other financial assets	41,858	—	Amortized cost	—	—
Financial liabilities
Non-current financial liabilities
Lease liabilities	176,718	176,718	N/A	—	—
Other liabilities	364	364	N/A	—	—
Current financial liabilities
Liabilities to banks	10,000	—	Amortized cost
Tax liabilities	2,764	2,764	N/A
Lease liabilities	32,085	32,085	N/A	—	—
Trade and other payables	285,722	—	Amortized cost	—	—
Other liabilities	346,835	263,757
thereof other financial liabilities	83,078	—	Amortized cost	—	—

	Year ended June 30, 2026
		Categories	Category in		Fair value
	Carrying	outside of	accordance	Fair	hierarchy
(in € thousands)	amount	IFRS 9	with IFRS 9	value	level
Financial assets
Non-current financial assets
Non-current deposits	3,624	—	Amortized cost	—	—
Net investment in sublease – non-current	9,751	—	Amortized cost	—	—
Prepaid expenses	5,365	5,365	N/A	—	—
Non-current financial assets – Treasury Investments (1)	125,000	—	Amortized cost	125,000	Level 2
Current financial assets
Trade and other receivables	41,655	—	Amortized cost	—	—
Cash and cash equivalents measured at amortized cost	283,792	—	Amortized cost	—	—
Cash and cash equivalents measured at FVTPL	33,910		FVTPL	33,910	Level 1
Other assets	196,214	117,829
thereof deposits	34	—	Amortized cost	—	—
thereof other financial assets	74,481	—	Amortized cost	—	—
thereof Net investment in sublease – current	3,870	—	Amortized cost	—	—
Financial liabilities
Non-current financial liabilities
Lease liabilities	145,741	145,741	N/A	—	—
Other liabilities	947	947	N/A	—	—
Current financial liabilities
Tax liabilities	12,457	12,457	N/A	—	—
Lease liabilities	33,315	33,315	N/A	—	—
Trade and other payables	239,491	—	Amortized cost	—	—
Other liabilities	348,932	272,183
thereof other financial liabilities	76,749	—	Amortized cost	—	—
(1)

The fair value of the treasury investments measured at amortized cost amounted to €125.0 million as of June 30, 2026 and materially approximated the carrying amount. The fair value was determined using a discounted cash flow technique based on contractual cash flows and observable market interest rates and credit spreads and was classified within Level 2 of the fair value hierarchy.

	Year ended June 30,
	2024	2025	2026
	Carrying	Carrying	Carrying
(in € thousands)	amount	amount	amount
Financial assets measured at Amortized cost (AC)	49,967	747,341	542,206
Financial liabilities measured at Amortized cost (AC)	106,385	378,800	316,240

Summary of foreign exchange reserves affecting other comprehensive income

(in € thousands)	July 1, 2025	Additions	Reclassification	June 30, 2026
OCI 1	—	302	(302)	—
OCI 2	—	1,448	(1,448)	—

Schedule of net gains and losses on financial instruments

	Year ended June 30,
(in € thousands)	2024	2025	2026
Financial assets measured at Amortized cost (AC)	—	2,208	6,693
Financial assets measured at FVTPL	—	—	3,631
Financial liabilities measured at Amortized cost (AC)	(1,861)	(3,113)	(3,699)

Schedule of movements in credit loss allowance for trade and other receivables

	Year ended June 30,
in € thousands	2025	2026
Beginning of fiscal year	—	4,131
Decrease in loss allowance during the period	—	—
Additions through business combinations	2,627	—
Increase in loss allowance during the period	1,504	171
End of fiscal year	4,131	4,302

Schedule of maturities of financial liabilities

	Year ended June 30, 2025
					Carrying
in € thousands	<1 year	1 – 5 years	> 5 years	Total	amount
Trade and other payables	285,722	—	—	285,722	285,722
Other financial liabilities	83,078	—	—	83,078	83,078
Lease liabilities	42,771	142,089	69,627	254,487	208,803
Total	411,571	142,089	69,627	623,287	577,603

	Year ended June 30, 2026
					Carrying
in € thousands	<1 year	1 – 5 years	> 5 years	Total	amount
Trade and other payables	239,491	—	—	239,491	239,491
Other financial liabilities	76,749	—	—	76,749	76,749
Lease liabilities	43,350	120,769	54,428	218,546	179,057
Total	359,590	120,769	54,428	534,786	495,297

Summary of carrying amounts of cash and cash equivalents by ratings

	Year ended June 30,
in € thousands	2025	2026
Rating Class 1	40,150	67,525
Rating Class 2	1,776	1,468
Rating Class 3	561,666	248,709

Currency risk
Financial instruments and financial risk management
Schedule of sensitivity to changes in Euro exchange rates

	FX Sensitivity for USD
	Year ended June 30,
	2025		2026
	€ appreciation	€ depreciation	€ appreciation	€ depreciation
in € thousands	+10%	-10%	+10%	-10%
€ Sensitivity	10,645	(13,011)	3,095	(3,782)

	FX Sensitivity for GBP
	Year ended June 30,
	2025		2026
	€ appreciation	€ depreciation	€ appreciation	€ depreciation
in € thousands	+10%	-10%	+10%	-10%
€ Sensitivity	2,235	(2,732)	6,418	(7,845)